Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	WILLIS TOWERS WATSON PLC
Entity Incorporation State Country Code	L2
Entity File Number	001-16503
Entity Tax Identification Number	98-0352587
Entity Address Address Line 1	c/o Willis Group Limited
Entity Address Address Line 2	51 Lime Street
Entity Address City Or Town	London
Entity Address Postal Zip Code	EC3M 7DQ
Entity Address Country	GB
Country Region	44
City Area Code	20
Local Phone Number	3124-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, nominal value $0.000304635 per share
Trading Symbol	WTW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001140536